THORNBURG INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 9, 2015 TO THE THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2015, THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2015, THE THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2015, AND THE THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES DATED FEBRUARY 1, 2015.

THORNBURG FUNDS PROSPECTUS dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 52 of the Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, a managing director of Thornburg, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 101 of the Prospectus under the caption “International Value Fund” is supplemented by the following disclosure:

Mr. Fries plans to transition off his primary and joint responsibility for the International Value Fund portfolio over the course of 2016 and focus on his new role at Thornburg as Senior Advisor to the Thornburg investment team.

Effective December 8, 2015, Di Zhou, CFA, became a managing director at Thornburg and a portfolio manager of International Value Fund. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst and was promoted to associate portfolio manager in 2014. Ms. Zhou holds a BA in Business Administration from the

University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 19 of the Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, a managing director of Thornburg, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 53 of the Prospectus under the caption “International Value Fund” is supplemented by the following disclosure:

Mr. Fries plans to transition off his joint and primary responsibility for the International Value Fund portfolio over the course of 2016 and focus on his new role at Thornburg as Senior Advisor to the Thornburg investment team.

Effective December 8, 2015, Di Zhou, CFA, became a managing director at Thornburg and a portfolio manager of International Value Fund. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst and was promoted to associate portfolio manager in 2014. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION dated February 1, 2015

The following disclosure is added to page 80 of the Statement of Additional Information, immediately following the disclosures which appear on that page for Lei Wang and Charles Wilson:

Di Zhou (as of November 30, 2015)
Registered Investment Companies:	Accounts:	2	Assets:	$9,708,803,295
Other Pooled Investment Vehicles:	Accounts:	5	Assets:	$470,691,228
Other Accounts:	Accounts:	3,853	Assets:	$2,060,097,838

The following disclosure is added to page 81 of the Statement of Additional Information, immediately following the disclosures relating to Lei Wang and Charles Wilson:

Di Zhou

International Value Fund	none (as of December 8, 2015)

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES dated February 1, 2015

The following disclosure is added to page 65 of the Statement of Additional Information, immediately following the disclosures which appear on that page for Lei Wang and Charles Wilson:

Di Zhou (as of November 30, 2015)
Registered Investment Companies:	Accounts:	2	Assets:	$9,708,803,295
Other Pooled Investment Vehicles:	Accounts:	5	Assets:	$470,691,228
Other Accounts:	Accounts:	3,853	Assets:	$2,060,097,838

The following disclosure is added to page 67 of the Statement of Additional Information, immediately following the disclosures relating to Lei Wang and Charles Wilson:

Di Zhou

International Value Fund	none (as of December 8, 2015)